Results of Operations - Summary of Other Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Total Other Income	€ 1,781	€ 1,987
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCAs)	645	1,438
Grant income (Other)	804	166
R&D tax credit	329	339
Other	3	44
Total Other Income	€ 1,781	€ 1,987